PRIVATE PLACEMENT (Details) - USD ($)			11 Months Ended
	Dec. 03, 2021	Feb. 12, 2021	Dec. 02, 2021
Foresight Acquisition Corp
Proceeds from sale of Private Placements Warrants			$ 8,325,000
Foresight Acquisition Corp | Private Placement Warrants
Exercise price (in dollars per share)		$ 1.05	$ 1.22
Foresight Acquisition Corp | Private Placement [Member]
Number of shares issued			832,500
Sponsor | Foresight Acquisition Corp | Private Placement [Member]
Number of shares issued		832,500
Shares issued price per share		$ 10.00
Proceeds from sale of Private Placements Warrants		$ 8,325,000
Common Class A [Member]
Number of shares issued	8,700,000
Common Class A [Member] | Private Placement [Member]
Number of shares issued	20,400,000
Common Class A [Member] | Foresight Acquisition Corp | Private Placement Warrants
Shares issuable per warrant		1
Exercise price (in dollars per share)		$ 11.50
Common Class A [Member] | Foresight Acquisition Corp | Private Placement [Member]
Stock conversion basis		Each Private Placement Unit consists of one share of Class A common stock (“Private Placement Share” or, collectively, “Private Placement Shares”) and one-third of one warrant (each, a “Private Placement Warrant”).